UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 2011
Check here if Amendment [ ];
Amendment Number:  ________________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		November 21, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		133
Form 13F Information Table Value Total: 	  $ 348,711  (In Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      574     7994 SH       Sole                                       7994
AGL Resources Inc.             COM              001204106     7931   194675 SH       Sole                                     194675
AT&T Corp.                     COM              00206r102      239     8389 SH       Sole                                       8389
Abbott Laboratories            COM              002824100      279     5460 SH       Sole                                       5460
Altria Group, Inc.             COM              02209S103      317    11834 SH       Sole                                      11834
American Electric Power        COM              025537101     1241    32635 SH       Sole                                      32635
Annaly Capital Management      COM              035710409      196    11800 SH       Sole                                      11800
Apple Computer, Inc.           COM              037833100    13636    35760 SH       Sole                                      35760
Arm Holdings, PLC- American De COM              042068106      475    18614 SH       Sole                                      18614
Automatic Data Processing, Inc COM              053015103      232     4925 SH       Sole                                       4925
Axis Energy Corp               COM              05462c103        1    10000 SH       Sole                                      10000
BHP Billiton Limited           COM              088606108      211     3174 SH       Sole                                       3174
BMC Software Inc.              COM              055921100      246     6390 SH       Sole                                       6390
Baker Hughes Intl              COM              057224107     5707   123655 SH       Sole                                     123655
Berkshire Hathaway CL B        COM              084670702      381     5370 SH       Sole                                       5370
Bristol Myers Squibb Co.       COM              110122108      219     6979 SH       Sole                                       6979
Cardtronics, Inc.              COM              14161h108      321    14000 SH       Sole                                      14000
Catalyst Health Solutions      COM              14888b103      391     6785 SH       Sole                                       6785
Caterpillar Inc.               COM              149123101      456     6175 SH       Sole                                       6175
Celanese Corporation           COM              150870103     4674   143695 SH       Sole                                     143695
Celgene Corporation            COM              151020104      496     8006 SH       Sole                                       8006
CenturyLink, Inc.              COM              156700106    10760   324870 SH       Sole                                     324870
Check Point Software Technolog COM              M22465104      908    17210 SH       Sole                                      17210
Cisco Systems                  COM              17275R102      338    21775 SH       Sole                                      21775
Coca-Cola Co.                  COM              191216100      331     4905 SH       Sole                                       4905
Conocophillips                 COM              20825C104      452     7140 SH       Sole                                       7140
Consolidated Edison Co.        COM              209115104     3099    54345 SH       Sole                                      54345
Dover                          COM              260003108      543    11653 SH       Sole                                      11653
Dow Chemical Co.               COM              260543103     2659   118373 SH       Sole                                     118373
Du Pont De Nemours             COM              263534109     6808   170326 SH       Sole                                     170326
Duke Energy Corp.              COM              26441c105      632    31600 SH       Sole                                      31600
Eaton Corp.                    COM              278058102     6816   191995 SH       Sole                                     191995
Enersys                        COM              29275Y102      511    25547 SH       Sole                                      25547
Express Scripts Inc.           COM              302182100     7583   204565 SH       Sole                                     204565
Exxon Mobil Corp.              COM              30231G102     3387    46638 SH       Sole                                      46638
F5 Networks Inc                COM              315616102     6326    89036 SH       Sole                                      89036
General Electric               COM              369604103     9649   633986 SH       Sole                                     633986
Google Inc.                    COM              38259P508      946     1837 SH       Sole                                       1837
Graphco Holdings Corp Revoked  COM              38866f109        0    30000 SH       Sole                                      30000
HMS Holdings Corp              COM              40425j101      253    10380 SH       Sole                                      10380
Heinz H J Co                   COM              423074103     2241    44385 SH       Sole                                      44385
Home Depot                     COM              437076102      368    11200 SH       Sole                                      11200
Honeywell International Inc.   COM              438516106      211     4800 SH       Sole                                       4800
IPC The Hospitalist Company, I COM              44984a105      729    20425 SH       Sole                                      20425
Informatica Corporation        COM              45666q102      305     7460 SH       Sole                                       7460
Intel Corp.                    COM              458140100     5065   237383 SH       Sole                                     237383
International Business Machine COM              459200101     7381    42211 SH       Sole                                      42211
Johnson & Johnson              COM              478160104      785    12332 SH       Sole                                      12332
Kimberly-Clark Corp.           COM              494368103      716    10085 SH       Sole                                      10085
Kraft Foods Inc.               COM              50075n104      578    17225 SH       Sole                                      17225
Libbey Inc.                    COM              529898108      107    10110 SH       Sole                                      10110
Limited Brands Inc             COM              532716107    11025   286283 SH       Sole                                     286283
McDonalds Corp.                COM              580135101      557     6340 SH       Sole                                       6340
Medtronic, Inc.                COM              585055106      682    20527 SH       Sole                                      20527
Metropcs Communications Inc    COM              591708102      138    15875 SH       Sole                                      15875
Microsoft Corp.                COM              594918104     9156   367856 SH       Sole                                     367856
Minera Andes Inc               COM              602910101       18    10400 SH       Sole                                      10400
NSTAR                          COM              67019e107      258     5755 SH       Sole                                       5755
NetApp, Inc.                   COM              64110d104      271     7980 SH       Sole                                       7980
Nuance Communication           COM              67020Y100      911    44810 SH       Sole                                      44810
Oracle Systems                 COM              68389X105      357    12410 SH       Sole                                      12410
Osi Systems, Inc.              COM              671044105      671    20005 SH       Sole                                      20005
PepsiCo, Inc.                  COM              713448108      357     5769 SH       Sole                                       5769
Piedmont Natural Gas Co. Inc   COM              720186105      489    16910 SH       Sole                                      16910
Procter & Gamble Co.           COM              742718109    10192   161318 SH       Sole                                     161318
Profire Energy Inc.            COM              74316x101       10    10500 SH       Sole                                      10500
Riverbed Technology, Inc.      COM              768573107     6559   328595 SH       Sole                                     328595
Royal Dutch Shell B            COM              780259107    10243   165083 SH       Sole                                     165083
Schlumberger Ltd.              COM              806857108      922    15440 SH       Sole                                      15440
Sigma-Aldrich Corporation      COM              826552101      226     3656 SH       Sole                                       3656
Southern Co.                   COM              842587107     1291    30465 SH       Sole                                      30465
Spectra Energy                 COM              847560109      829    33795 SH       Sole                                      33795
Starbucks Corp.                COM              855244109     8679   232730 SH       Sole                                     232730
Stericycle, Inc.               COM              858912108     8624   106837 SH       Sole                                     106837
Taleo Corporation              COM              87424n104      203     7890 SH       Sole                                       7890
Techniscan Inc.                COM              87855g206        1    20000 SH       Sole                                      20000
The Charles Schwab Corporation COM              808513105      144    12810 SH       Sole                                      12810
Titanium Metals Corp           COM              888339207      293    19535 SH       Sole                                      19535
Tractor Supply Company         COM              892356106      269     4300 SH       Sole                                       4300
Tyhee Gold Corp                COM              902166107        3    23150 SH       Sole                                      23150
Union Pacific Corp.            COM              907818108      371     4545 SH       Sole                                       4545
Vectren Corp                   COM              92240g101     8385   309655 SH       Sole                                     309655
Verizon Communications         COM              92343V104    11023   299541 SH       Sole                                     299541
WGL Holdings Inc.              COM              92924f106     1001    25615 SH       Sole                                      25615
Walt Disney Company            COM              254687106      686    22732 SH       Sole                                      22732
Wells Fargo & Co.              COM              949746101      716    29671 SH       Sole                                      29671
Westar Energy Inc              COM              95709t100     8394   317705 SH       Sole                                     317705
Windstream Corp                COM              97381w104     2279   195618 SH       Sole                                     195618
Restricted Biotime Inc.        COM              09066l956       92    20776 SH       Sole                                      20776
Gold Trust                     COM              78463v107      226     1430 SH       Sole                                       1430
Guggenheim Timber ETF          COM              18383q879     1068    67105 SH       Sole                                      67105
Market Vectors Agribusiness ET COM              57060U605     1198    27718 SH       Sole                                      27718
Powershares Dynamic Networking COM              73935x815     1005    48333 SH       Sole                                      48333
Powershares FTSE Rafi US 1500  COM              73935x567     1263    24095 SH       Sole                                      24095
Powershares QQQ Tr Ser 1       COM              73935a104     2044    38937 SH       Sole                                      38937
SPDR Dow Jones Ind Ave         COM              78467x109      285     2620 SH       Sole                                       2620
Standard & Poors Depository Re COM              78462F103     4396    38849 SH       Sole                                      38849
iShares Goldman Sachs Natural  COM              464287374     1725    51553 SH       Sole                                      51553
iShares Russell Midcap Index F COM              464287499     2896    32816 SH       Sole                                      32816
iShares S&P Global - Consumer  COM              464288737      398     6429 SH       Sole                                       6429
Vanguard MSCI Emerging Markets COM              922042858     1024    28590 SH       Sole                                      28590
Wisdomtree Emerging Markets Sm COM              97717w281     1062    27465 SH       Sole                                      27465
iShares MSCI Australia Index F COM              464286103      952    47445 SH       Sole                                      47445
iShares MSCI Brazil            COM              464286400      798    15340 SH       Sole                                      15340
iShares MSCI Canada            COM              464286509     1117    43810 SH       Sole                                      43810
iShares MSCI Emerging Market I COM              464287234     1923    54796 SH       Sole                                      54796
iShares MSCI Hong Kong         COM              464286871     1005    70135 SH       Sole                                      70135
iShares MSCI Pacific ex-Japan  COM              464286665      469    12755 SH       Sole                                      12755
iShares MSCI Singapore Free In COM              464286673     1102   100150 SH       Sole                                     100150
Sector SPDR TR SBI Utilities   COM              81369Y886     1706    50742 SH       Sole                                      50742
Ishares S&P US Preferred Stock COM              464288687    11763   330342 SH       Sole                                     330342
Vanguard Short Term Corp Bond  COM              92206c409     1015    13080 SH       Sole                                      13080
Vanguard Short Term Gov/Credit COM              921937827     4594    56420 SH       Sole                                      56420
iShares Barclay's Aggregate Bo COM              464287226     2435    22117 SH       Sole                                      22117
iShares Barclays 1-3 Yr        COM              464287457    11598   137146 SH       Sole                                     137146
iShares Lehman TIPS            COM              464287176      638     5586 SH       Sole                                       5586
General Electric               COM              369604103    20747  1363155 SH       Sole                                    1363155
Valspar Corp.                  COM              920355104    38844  1244615 SH       Sole                                    1244615
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      328    47600 SH       Sole                                      47600
Morgan Stanley Emerging Market COM              61744h105      121    12500 SH       Sole                                      12500
CREF Equity Index              COM              194408308      361 4325.406 SH       Sole                                   4325.406
TIAA-CREF Institutional Equity COM              87244w508      133 15439.296 SH      Sole                                  15439.296
TIAA-CREF Institutional Small  COM              87244w573      158 13771.001 SH      Sole                                  13771.001
Tax Free Fund For Utah Class A COM              87675c104      215 21519.932 SH      Sole                                  21519.932
Franklin Fed Interm T/F A      COM              354723710      168 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      190 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       96 10554.112 SH      Sole                                  10554.112
Kinder Morgan Energy Partners  COM              494550106      250  3650.00 SH       Sole                                    3650.00
Amerigas Partners LP           COM              030975106      229     5200 SH       Sole                                       5200
Energy Transfer Equity LP      COM              29273v100      350    10075 SH       Sole                                      10075
Enterprise Products LP         COM              293792107      846    21063 SH       Sole                                      21063
Magellan Midstream Partners LP COM              559080106      419     6945 SH       Sole                                       6945
MarkWest Energy Partners       COM              570759100      516    11230 SH       Sole                                      11230